Investment Risks	Apr. 30, 2026
CresAlta Global Dividend ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal. Losses also may occur if there are mistakes or limitations in the data used or execution of the strategy. The Fund has a specific investment strategy. If that strategy were to go out of favor with investors or otherwise fail to produce satisfactory performance results, the Fund could need to close. Portfolio turnover may end up higher than expected, which would result in higher transactional and brokerage fees.

CresAlta Global Dividend ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, its Adviser, its Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, its Adviser, its Sub-Adviser the Fund’s other service providers, market makers (“MMs”), Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

CresAlta Global Dividend ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of depository receipts, including ADRs, EDRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange (“NYSE”). ADRs are U.S. dollar denominated. EDRs and GDRs are similar to ADRs, but are shares of foreign based corporations generally issued by international banks in one or more markets around the world. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Depositary receipts may be unregistered and unlisted. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of foreign currencies, and, because the underlying securities of depositary receipts trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the depositary receipts may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares.

CresAlta Global Dividend ETF | Dividend-Paying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend-Paying Stock Risk. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low-priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market.

CresAlta Global Dividend ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

CresAlta Global Dividend ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Market Risk. The Fund invests in equity securities with an investment strategy significantly exposed to the performance of such securities, which include common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. Holdings in common stock, or common stock equivalents, of any given issuer, would generally be exposed to greater risk than holdings of preferred stocks and debt obligations of the same issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

CresAlta Global Dividend ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, the Fund is exposed to the following risks:

CresAlta Global Dividend ETF | Fluctuating Values [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Fluctuating Values. An ETF’s shares may trade at a market price that is above or below their NAV. Shares may trade at a material discount to NAV if there are a limited number of APs or MMs, or if such APs and MMs become unable to process creation and/or redemption orders.

CresAlta Global Dividend ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of MMs and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) MMs and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CresAlta Global Dividend ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

CresAlta Global Dividend ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

CresAlta Global Dividend ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on New York Stock Exchange Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

CresAlta Global Dividend ETF | Tax Laws Unfavorable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Tax Laws Unfavorable. Under current tax laws, ETFs operate with certain tax benefits. If tax laws were to change, those benefits could be eliminated.

CresAlta Global Dividend ETF | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risks. The stock market, bond market, and values of individual securities fluctuate. Decreases in such values will result in decreases to the value of the Fund. Changes in economic conditions, including but not limited to interest rates, credit availability, inflation rates, industry conditions, government regulation, competition, technological developments, political events and trends, tax laws, and other laws, affect securities values, which would adversely impact the value of the Fund and create unexpected volatility. Unexpected volatility could impair the Fund’s profitability or result in losses.

CresAlta Global Dividend ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

CresAlta Global Dividend ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. The Adviser is a recently formed company that has not previously managed an ETF. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

CresAlta Global Dividend ETF | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities. While non-U.S. investments are important to the diversification of the Fund’s portfolio, such investments carry risks that may be different from U.S. investments. Non-U.S. investments may not be subject to uniform audit, financial reporting, or disclosure standards or requirements comparable to those found in the U.S. Non-U.S. investments are also subject to foreign withholding taxes and the risk of adverse changes in investment or exchange control regulations. In addition, non-U.S. investments involve a currency risk that the value of the non-U.S. security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

CresAlta Global Dividend ETF | Small- and Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Mid-Capitalization Investing Risk. The Fund may invest in securities of small- and mid-cap issuers. Securities of small- and mid-cap issuers may present greater risks than those of large-cap issuers. For example, small- and mid-cap issuers often have limited product lines, markets, or financial resources. They may be subject to high volatility in revenues, expenses, and earnings. Their securities may be thinly traded, may be followed by fewer investment research analysts, and may be subject to wider price swings, which may create a greater chance of loss than when investing in securities of larger-cap issuers. The market prices of securities of small- and mid-cap issuers generally are more sensitive to changes in earnings expectations, to corporate developments, and to market rumors than are the market prices of large-cap issuers.

CresAlta Global Dividend ETF | Valuation [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Valuation. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. APs who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

CresAlta Global Dividend ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
CresAlta Small and Mid-Cap ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. The Fund’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal. Losses also may occur if there are mistakes or limitations in the data used or execution of the strategy. The Fund has a specific investment strategy. If that strategy were to go out of favor with investors or otherwise fail to produce satisfactory performance results, the Fund could need to close. Portfolio turnover may end up higher than expected, which would result in higher transactional and brokerage fees.

CresAlta Small and Mid-Cap ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, its Adviser, its Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, its Adviser, its Sub-Adviser the Fund’s other service providers, market makers (“MMs”), Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.

CresAlta Small and Mid-Cap ETF | Dividend-Paying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Dividend-Paying Stock Risk. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low-priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

CresAlta Small and Mid-Cap ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

CresAlta Small and Mid-Cap ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Equity Market Risk. The Fund invests in equity securities with an investment strategy significantly exposed to the performance of such securities, which include common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. Holdings in common stock, or common stock equivalents, of any given issuer, would generally be exposed to greater risk than holdings of preferred stocks and debt obligations of the same issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

CresAlta Small and Mid-Cap ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, the Fund is exposed to the following risks:

CresAlta Small and Mid-Cap ETF | Fluctuating Values [Member]
Prospectus [Line Items]
Risk [Text Block]

○	Fluctuating Values. An ETF’s shares may trade at a market price that is above or below their NAV. Shares may trade at a material discount to NAV if there are a limited number of APs or MMs, or if such APs and MMs become unable to process creation and/or redemption orders.

CresAlta Small and Mid-Cap ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of MMs and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) MMs and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CresAlta Small and Mid-Cap ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

CresAlta Small and Mid-Cap ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

CresAlta Small and Mid-Cap ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

○	Trading. Although Shares are listed for trading on New York Stock Exchange Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

CresAlta Small and Mid-Cap ETF | Tax Laws Unfavorable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Tax Laws Unfavorable. Under current tax laws, ETFs operate with certain tax benefits. If tax laws were to change, those benefits could be eliminated.

CresAlta Small and Mid-Cap ETF | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

●	General Market Risks. The stock market, bond market, and values of individual securities fluctuate. Decreases in such values will result in decreases to the value of the Fund. Changes in economic conditions, including but not limited to interest rates, credit availability, inflation rates, industry conditions, government regulation, competition, technological developments, political events and trends, tax laws, and other laws, affect securities values, which would adversely impact the value of the Fund and create unexpected volatility. Unexpected volatility could impair the Fund’s profitability or result in losses.

CresAlta Small and Mid-Cap ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

CresAlta Small and Mid-Cap ETF | Limited History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. The Adviser is a recently formed company that has not previously managed an ETF. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

CresAlta Small and Mid-Cap ETF | Small- and Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Small- and Mid-Capitalization Investing Risk. The Fund may invest in securities of small- and mid-cap issuers. Securities of small- and mid-cap issuers may present greater risks than those of large-cap issuers. For example, small- and mid-cap issuers often have limited product lines, markets, or financial resources. They may be subject to high volatility in revenues, expenses, and earnings. Their securities may be thinly traded, may be followed by fewer investment research analysts, and may be subject to wider price swings, which may create a greater chance of loss than when investing in securities of larger-cap issuers. The market prices of securities of small- and mid-cap issuers generally are more sensitive to changes in earnings expectations, to corporate developments, and to market rumors than are the market prices of large-cap issuers.

CresAlta Small and Mid-Cap ETF | Valuation [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Valuation. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. APs who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

CresAlta Small and Mid-Cap ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Geographic Concentration Risk. The Fund currently is limited to U.S. company stocks, so the Fund will generally have more exposure to political, economic, social, or regulatory events in the U.S. Adverse developments in other countries also could have a negative impact on the Fund’s performance.

CresAlta Small and Mid-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.